Note S - Consolidated Quarterly Financial Information (Unaudited) - Consolidated Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total interest income	$ 12,255	$ 12,521	$ 12,483	$ 13,058	$ 12,369	$ 12,181	$ 11,938	$ 12,709	$ 50,317	$ 49,197	$ 45,708
Total interest expense	1,869	1,895	1,830	1,671	1,556	1,418	1,298	1,199	7,265	5,471	3,975
Net interest income	10,386	10,626	10,653	11,387	10,813	10,763	10,640	11,510	43,052	43,726	41,733
Provision for loan losses	(1,015)	444	(806)	2,377	(656)	962	(23)	756	1,000	1,039	2,564
Noninterest income	3,210	2,107	2,003	1,846	1,397	1,927	2,538	3,076	9,166	8,938	9,435
Noninterest expense	10,401	9,738	9,791	9,568	8,183	9,761	9,674	9,808	39,498	37,426	36,609
Net income	$ 3,498	$ 2,137	$ 3,079	$ 1,193	$ 3,856	$ 1,746	$ 2,976	$ 3,366	$ 9,907	$ 11,944	$ 7,509
Earnings per share (in dollars per share)	$ 0.73	$ 0.45	$ 0.65	$ 0.25	$ 0.82	$ 0.37	$ 0.63	$ 0.71	$ 2.08	$ 2.53	$ 1.60